Goodwill and Finite Life Intangibles Assets (Tables)	9 Months Ended
Sep. 30, 2014
Goodwill and Finite Life Intangibles Assets
Schedule of identified intangible assets

		September 30, 2014
	Amortizable		(unaudited)
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$1,000,000	$(157,307)	$842,693
Proprietary Software	3	917,000	(175,443)	741,557
Total identified intangible assets		$1,917,000	$(332,750)	$1,584,250

Schedule of amortization expense for identified intangible assets

	Three Months Ended	Nine Months Ended	Statement of
	September 30, 2014	September 30, 2014	Operations Classification
	(unaudited)	(unaudited)
Customer Contracts	$83,085	$157,307	Cost of Revenue
Proprietary Software	76,416	175,443	Cost of Revenue
Total amortization on identified intangible assets	$159,501	$332,750

Schedule of future amortization expense
Three months ended December 31, 2014	$134,999
2015	589,000
2016	589,000
2017	160,667
2018	75,000
Thereafter	35,584
$1,584,250